SUBSEQUENT EVENTS - Credit Facilities and Notes Payable (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	Aug. 16, 2021	Aug. 16, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Subsequent Event [Line Items]
Outstanding debt			$ 2,149,976	$ 2,544,690	$ 1,611,261
Notes payable – fixed rate debt
Subsequent Event [Line Items]
Repayments of debt			40,800
Outstanding debt			$ 578,096	$ 523,562
Subsequent event | Notes payable – fixed rate debt
Subsequent Event [Line Items]
Repayments of debt	$ 104,100	$ 104,100
Outstanding debt	$ 1,110,000	$ 1,110,000